Income Taxes - Schedule of Deferred Tax Items (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets
Depreciation expense of property, plant and equipment	$ 2,455
Allowance for inventory	17,279
Less: valuation allowance
Total deferred tax assets	19,734
Deferred tax liabilities
Depreciation expense of property, plant and equipment		266
Allowance for inventory
Less: valuation allowance
Total deferred tax liabilities		$ 266